Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) (Parenthetical) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under revenues	₨ 6,093	₨ 394
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under cost of revenues	(877)	(51)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance expenses	(53)	(213)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance and other income	₨ 0	₨ 73